Acquisitions (Acquisition of Integrated Voice Solutions, Inc.) (Details) (Integrated Voice Solutions, Inc., USD $)	Sep. 15, 2010
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired	100.00%
Business acquisition, cost of acquired entity, cash paid	$ 4,100,000
Purchase Price Allocation [Abstract]
Cash	1,170,000
Accounts receivable	47,000
Other current assets	28,000
Property and equipment	12,000
Goodwill	1,922,000
Total assets acquired	5,079,000
Liabilities assumed	(1,007,000)
Net assets acquired	4,072,000
Customer relationships
Purchase Price Allocation [Abstract]
Intangible assets	1,500,000
Developed technology
Purchase Price Allocation [Abstract]
Intangible assets	$ 400,000